Velocity Commercial Capital Loan Trust 2021-1 ABS-15G

Exhibit 99.08

Exception Grades

Run Date - 4/26/2021 9:55:33 AM

Edgar Loan ID	Customer Loan ID	Seller Loan ID	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Final Loan Grade	Credit Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
90000377			20585139		04/15/2021	Credit	Credit	Credit Documentation	Missing lease Agreement		Approved exception at origination for vacancy- Missing lease for SFR refi transaction. comp factor: Seasoned investor.	Borrower's Experience/Track Record	CF_ seasoned investor	Owner,Originator Pre-Close	Reviewer Comment (2021-04-15): Approved exception at origination for vacancy- Missing lease for SFR refi transaction. comp factor: Seasoned investor.			04/15/2021	2	B		XX	Investment	Refinance - Cash-out - Other		B	B			No
90000521	20630684	04/20/2021	Credit	Missing Document	General	Missing Document: Non-Owner Occupancy LOI/LOE not provided	Missing BP Disclosure for 1 of 2 guarantors.	Borrower has a clean housing payment history Borrower's Experience/Track Record	CF_ seasoned investor Borrower's Experience/Track Record. The borrower has: "15" Years of Experience. Currently holds "4" Properties.	Owner,Originator Owner,Originator	Reviewer Comment (2021-04-25): Exception waived- due to receipt of updated loan approval worksheet reflecting approved exception for missing bus purpose disclosure document for 1 of 2 guarantors. comp factor: Seasoned investor, BP Cert document in file is executed by both guarantors

Buyer Comment (2021-04-25): Uploaded

Reviewer Comment (2021-04-24): Exception remains- no updated approval WS was received

Buyer Comment (2021-04-23): Exception noted on uploaded approval

Reviewer Comment (2021-04-22): Exception remains- Uploaded doc is a BP Cert and not the cited missing BP disclosure for 1 of 2 guarantors.

Buyer Comment (2021-04-20): uploaded
																		04/26/2021	2	B		XX	Investment	Refinance - Cash-out - Other		B	B			No
90000521			20684136		04/24/2021	Credit	Loan Package Documentation	Application / Processing	Missing Document: Business Purpose Letter of Intent not provided		NEW- Missing either handwritten BP LOI or BP disclosure for 1 of 2 guarantors. Missing handwritten BP LOI is not documented as an approved exception.	Borrower has a clean housing payment history Borrower's Experience/Track Record	CF_ seasoned investor Borrower's Experience/Track Record. The borrower has: "15" Years of Experience. Currently holds "4" Properties.	Owner,Originator Owner,Originator	Reviewer Comment (2021-04-25): Exception waived- due to receipt of updated loan approval worksheet reflecting approved exception for missing bus purpose disclosure document for 1 of 2 guarantors. comp factor: Seasoned investor, BP Cert document in file is executed by both guarantors Buyer Comment (2021-04-25): Exception for missing BP disclosure uploaded. BPLOI is not a required document			04/26/2021	2	B		XX	Investment	Refinance - Cash-out - Other		B	B			No